SECURITIES CLASS ACTION LAWSUITS (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended			6 Months Ended
	Apr. 30, 2012 item	Mar. 31, 2012 item	Nov. 30, 2011 lawsuit	Jun. 30, 2012
SECURITIES CLASS ACTION LAWSUITS
Number of putative class actions against entity (in lawsuits)			2
Damages sought by plaintiffs (in dollars)				$ 250.0
Number of directors issued with notice of legal action during the period	2	2
Number of directors issued with notice of motion for leave to Institute Class Action and for Appointment of Representative Plaintiff		2